Financial Instruments and Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements
The following table shows the fair value measurement at both year-ends December 31, 2018 and 2017. All measurements are based on observable inputs such as interest rates and are classified as Level 2 within the fair value hierarchy:

		December 31
		2018	2017
	Fair Value Hierarchy	(In thousands)
Receivables from hedges/ derivatives		$9,949	$3,554
Prepaid expenses and other current assets	Level 2	9,777	907
Other financial assets (non-current)	Level 2	172	2,647

Liabilities from derivatives		$7,032	$5,193
Other current liabilities	Level 2	2,302	929
Other liabilities (non-current)	Level 2	4,730	4,264

Term loan	Level 2	$658,163	$684,234
Local bank loans	Level 2	$28,618	$12,512